Leases - Cash outflow for leases (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Leases
Cash outflow for leases	$ 765	$ 1,438
Cash outflow for low-value leases	252	28
Total cash outflow for leases	$ 1,017	$ 1,466